STOCKHOLDERS' EQUITY PREFERRED (Details Narrative) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended	0 Months Ended					2 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended			1 Months Ended			0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Mar. 30, 2012 Note Assignment and Assumption Agreement	Mar. 30, 2012 Note Assignment and Assumption Agreement Assignment 2	Mar. 30, 2012 Senior Convertible Note Assignee 1	Mar. 30, 2012 Convertible Promissory Notes Frost Gamma Investments Trust	Feb. 03, 2012 Series B Preferred Stock	Dec. 01, 2011 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Sep. 29, 2011 Series C Preferred Stock	Jun. 30, 2012 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Sep. 29, 2011 Series C Warrants	Mar. 30, 2012 Series D Preferred Stock	Feb. 23, 2012 Series D Preferred Stock	Jun. 30, 2012 Series D Preferred Stock	Feb. 21, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Mar. 30, 2012 Series D Preferred Stock Convertible Promissory Notes	Feb. 23, 2012 Series D Warrants
Preferred stock, Par Value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	50,000,000		50,000,000	50,000,000		50,000,000	50,000,000	50,000,000							8,000,000	8,000,000		3,284,396	3,284,396				7,500,000	1,000,000	7,500,000
Preferred Shares converted													500,000	7,500,000				3,284,396			400,000		6,086,968
Securities converted to common stock													500,000	7,500,000				10,263,738		4,429,415	1,153,143		19,021,775
Shares sold for cash																	3,284,396					1,000,000
Proceeds from sale of shares																	$ 3,284,396					$ 1,000,000
Warrants sold for cash																				9,853,188							8,750,000
Warrants exercise price																				$ 0.60
Warrants Expiration (in years)																				2
Conversion Price																	$ 0.50							$ 0.40
Stated Value per Preferred Share																	$ 1.50							$ 1.00
Preferred stated dividend rate																								9.00%
Proceeds Used for Description																						All of the Proceeds from the Series D Preferred Stock Purchas Price were used to prepay (i) $800,000 of that certain senior secured convertible promissory note to Platinum and (ii) $200,000 of that certain senior secured convertible promissory ntoe to Lakewood.
Embedded Conversion Feature																						226,629
Preferred stock deemed dividend			3,284,396	1,616,777		4,901,173		3,284,396		130,049	286,298	121,152									79,278	773,371				537,499
Notes converted to shares, value									3,256,252	1,100,000	2,400,000	1,015,604
Share Price											$ 1.00	$ 1.00											$ 0.36
Notes converted to shares, Series D Preferred Stock Issued										1,100,000	2,421,600	1,024,744
Additional Series D Preferred Stock Issued										227,586	501,021	212,017
Gain Loss on Extinguishment of Debt				(4,769,776)		(4,769,776)			294,285	357,635	787,319	333,168														2,436,888
Preferred stock dividends	(12,150)		(3,284,396)	(21,150)		(21,150)		(3,284,396)															(21,150)
Accrued Dividends																							17,550
Additional Common Stock Issued																							3,000,000
Value of Common Stock Issued																							$ 1,086,000